UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22481

Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

September 30, 2011 (unaudited)

	Principal Amount ($)	Value ($)

US Senior Loans (a) - 131.0%

AEROSPACE & DEFENSE - 4.0%

DynCorp International, Inc. Term Loan, 6.30%, 07/07/16	2,722,433	2,673,102
Scitor Corp. Term Loan, 5.00%, 02/15/17	4,962,500	4,571,703
SRA International Term Loan, 6.50%, 07/20/18	3,750,000	3,475,013

		10,719,818

AUTOMOTIVE - 4.1%

Autoparts Holdings, Ltd. First Lien Term Loan, 6.50%, 07/29/17	960,000	958,800
Second Lien Term Loan, 10.50%, 01/29/18	2,000,000	1,970,000
Avis Budget Group Term Loan B, 09/21/18 (b)	1,000,000	995,730
Chrysler, LLC Tranche B Term Loan, 6.00%, 05/24/17	4,738,125	4,142,495
KAR Auction Services, Inc. Term Loan, 5.00%, 05/19/17	2,967,563	2,874,826

		10,941,851

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 4.9%

Asurion, LLC First Lien Term Loan, 5.50%, 05/24/18	938,636	888,274
BNY ConvergEX Group, LLC First Lien Term Loan, 5.25%, 12/19/16	3,499,197	3,475,857
EZE Castle Software, Inc. First Lien Term Loan, 5.25%, 12/19/16	1,468,278	1,458,485
Sedgwick Claims Management Services, Inc. Term B-1 Loan, 5.00%, 12/31/16	3,885,291	3,695,883
VFH Parent LLC Term Loan, 7.50%, 07/08/16	3,700,000	3,638,340

		13,156,839

BEVERAGE, FOOD & TOBACCO - 2.7%

Focus Brands, Inc. Term Loan, 5.27%, 11/05/16	2,246,555	2,224,090
Pierre Foods, Inc. First Lien Term Loan, 7.00%, 09/30/16	4,962,406	4,858,493

		7,082,583

CAPITAL EQUIPMENT - 0.4%

Terex Corp. U.S. Term Loan, 5.50%, 04/28/17	1,000,000	984,125

CHEMICALS, PLASTICS, & RUBBER - 7.5%

Houghton International, Inc. Term Loan B, 6.75%, 01/29/16	2,922,873	2,900,951
Nexeo Solutions, LLC Initial Loans, 5.00%, 09/08/17	4,975,000	4,672,346

	Principal Amount ($)	Value ($)

CHEMICALS, PLASTICS, & RUBBER (continued)

NuSil Technology, LLC Term Loan, 5.25%, 04/07/17	3,322,034	3,205,763
Styron S.A.R.L. Term Loan B, 6.00%, 08/02/17	4,962,500	4,487,986
Univar, Inc. Term B Loan, 5.00%, 06/30/17	4,962,500	4,672,814

		19,939,860

CONSTRUCTION & BUILDING - 2.9%

Brock Holdings III, Inc. First Lien Term Loan, 6.00%, 03/16/17	2,238,750	2,117,477
Second Lien Initial Term Loan, 10.00%, 03/16/18	6,250,000	5,718,750

		7,836,227

CONSUMER GOODS: DURABLE - 3.6%

Goodman Global, Inc. First Lien Initial Term Loan, 5.75%, 10/28/16	5,601,342	5,558,660
SRAM, LLC First Lien Term Loan, 4.76%, 06/07/18	2,471,074	2,384,587
Second Lien Term Loan, 8.50%, 12/07/18	1,650,000	1,637,625

		9,580,872

CONSUMER GOODS: NON-DURABLE - 5.2%

Armored AutoGroup, Inc. Term Loan, 6.00%, 11/05/16	4,962,500	4,618,227
Hoffmaster Group, Inc. First Lien Term Loan, 7.00%, 06/02/16	1,961,783	1,917,643
Insight Global, Inc. First Lien Term Loan, 7.50%, 08/25/16	3,330,000	3,298,099
Revlon Consumer Products Corp. Term Loan B, 5.74%, 11/19/17	1,645,875	1,598,046
Spectrum Brands, Inc. New Term Loan, 5.00%, 06/17/16	2,317,220	2,296,365

		13,728,380

CONTAINERS, PACKAGING AND GLASS - 4.2%

Pelican Products, Inc. Term Loan, 5.00%, 03/07/17	5,024,531	4,880,076
Reynolds Group Holdings, Inc. Tranche C Term Loan, 6.50%, 08/09/18	3,700,000	3,599,786
Tank Intermediate Holding Corp. Term Loan A, 5.00%, 04/15/16	2,710,943	2,683,834

		11,163,696

ENVIRONMENTAL INDUSTRIES - 1.4%

EnergySolutions, LLC Term Loan, 6.25%, 08/15/16	3,866,528	3,808,530

HEALTHCARE & PHARMACEUTICALS - 16.7%

Axcan Intermediate Holdings, Inc. Term Loan, 5.50%, 02/10/17	5,955,000	5,311,860

See accompanying Notes to Investment Portfolio.	1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2011 (unaudited)

	Principal Amount ($)	Value ($)

US Senior Loans (a) (continued)

HEALTHCARE & PHARMACEUTICALS (continued)

Capsugel Holdings US, Inc. Initial Term Loan, 5.25%, 08/01/18	3,500,000	3,448,760
Carestream Finance LP Term Loan B, 5.00%, 02/25/17	4,974,758	4,191,234
Iasis Healthcare LLC Term Loan B, 5.00%, 05/03/18	995,000	935,051
InVentiv Health, Inc. Consolidated Term Loan, 6.50%, 08/04/16	4,466,306	4,269,521
New Term Loan B, 6.75%, 05/15/18	1,281,788	1,228,914
Medpace Intermediateco, Inc. Term B Loan, 6.50%, 06/19/17	5,985,000	5,715,675
MultiPlan, Inc. Term B Loan, 4.75%, 08/26/17	5,000,000	4,752,100
Physician Oncology Services, LP Delayed Draw Term Loan, 6.25%, 01/31/17	612,245	584,694
Effective Date Term Loan, 6.25%, 01/31/17	5,039,527	4,812,748
Radnet Management, Inc. Tranche B Term Loan, 5.75%, 04/06/16	2,318,257	2,228,436
Rural/Metro Operating Co. LLC First Lien Term Loan B, 5.75%, 06/30/18	1,995,000	1,930,661
Select Medical Corp. Tranche B Term Loan, 5.50%, 06/01/18	3,491,250	3,183,269
Warner Chilcott Co., LLC Term B-2 Loan, 4.25%, 03/15/18	454,857	443,486
Warner Chilcott Corp. Term B-1 Loan, 4.25%, 03/15/18	909,714	886,971
WC Luxco S.A.R.L. Term B-3 Loan, 4.25%, 03/15/18	625,429	609,793

		44,533,173

HIGH TECH INDUSTRIES - 9.2%

Airvana Network Solutions, Inc. Term Loan, 10.00%, 03/25/15	5,140,476	5,172,604
Freescale Semiconductor, Inc. Extended Maturity Term Loan, 4.47%, 12/01/16	4,951,421	4,549,118
Open Link Financial, Inc. Term B Loan, 5.25%, 04/27/18	3,241,875	3,201,352
Sensus USA, Inc. First Lien Term Loan, 4.75%, 05/09/17	2,238,750	2,159,274
Shield Finance Co. S.A.R.L. Term Loan B, 7.63%, 06/15/16	1,662,500	1,625,094
Vertafore, Inc. First Lien Term Loan, 5.25%, 07/29/16	2,329,979	2,249,898
Vision Solutions, Inc. Term Loan, 6.00%, 07/23/16	5,606,250	5,382,000

		24,339,340

	Principal Amount ($)	Value ($)

HOTEL, GAMING & LEISURE - 1.8%

CCM Merger, Inc. (Motor City Casino) Term Loan, 7.00%, 03/01/17	4,812,398	4,689,682

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 6.0%

Advantage Sales & Marketing, Inc. First Lien Term Loan, 5.25%, 12/18/17	4,962,500	4,799,978
Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 07/03/14	4,961,538	4,741,370
Getty Images, Inc. Initial Term Loan, 5.25%, 11/07/16	4,915,734	4,891,180
SymphonyIRI Group, Inc. Term Loan, 5.00%, 12/01/17	1,496,250	1,456,352

		15,888,880

MEDIA: BROADCASTING & SUBSCRIPTION - 11.1%

Clear Channel Communications, Inc. Tranche B Term Loan, 3.89%, 01/29/16	5,500,000	3,862,898
Crown Media Holdings, Inc. Term Loan, 5.75%, 07/14/18	1,895,250	1,847,869
Harron Communications LP Term Loan B, 5.25%, 10/06/17	5,302,917	5,160,427
Intelsat Jackson Holdings S.A. Tranche B Term Loan, 5.25%, 04/02/18	4,987,500	4,775,531
SNL Financial LC Term Loan, 8.50%, 08/17/18	2,000,000	1,975,000
Univision Communications, Inc. Extended First-Lien Term Loan, 4.49%, 03/31/17	8,425,289	7,111,196
Yankee Cable Acquisition, LLC Term Loan, 6.50%, 08/26/16	4,964,900	4,802,845

		29,535,766

MEDIA: DIVERSIFIED & PRODUCTION - 7.5%

MGM Studios Term Loan, 6.50%, 12/20/16	5,770,385	5,654,977
Summit Entertainment, LLC Term Loan, 7.50%, 09/07/16	8,033,753	7,873,078
Technicolor S.A. Term A2 Facility, 7.00%, 05/26/16	2,376,623	1,936,948
Term B2 Facility, 8.00%, 05/26/17	5,454,545	4,445,455

		19,910,458

METALS & MINING - 1.7%

Fairmount Minerals, Ltd. Tranche B Term Loan, 5.25%, 03/15/17	4,678,830	4,618,403

RETAIL - 13.8%

Bass Pro Group, LLC Term Loan, 5.25%, 06/13/17	3,940,125	3,803,048

2	See accompanying Notes to Investment Portfolio.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2011 (unaudited)

	Principal Amount ($)	Value ($)

US Senior Loans (a) (continued)

RETAIL (continued)

Burlington Coat Factory Warehouse Corp. Term B Loan, 6.25%, 02/23/17	8,390,047	8,049,663
Gymboree Corp. (The) Term Loan 2011, 5.00%, 02/23/18	4,963,460	4,441,602
J. Crew Group, Inc. Term Loan, 4.75%, 03/07/18	4,987,500	4,451,344
JJ Lease Funding Corp. Term Loan, 10.00%, 04/29/17	5,000,000	4,762,500
Jo-Ann Stores, Inc. Term Loan, 4.75%, 03/16/18	4,408,950	4,103,983
Neiman Marcus Group, Inc. (The) Term Loan, 4.75%, 05/16/18	2,600,000	2,411,136
Oriental Trading Co., Inc. Term Loan, 7.00%, 02/11/17	4,942,045	4,694,943

		36,718,219

SERVICES: BUSINESS - 6.0%

BakerCorp International, Inc. Term Loan, 5.00%, 06/01/18	2,400,000	2,316,996
Global Cash Access, Inc. Term Loan, 7.00%, 03/01/16	2,557,143	2,516,651
Infogroup, Inc. Term B Loan, 5.75%, 05/26/18	1,989,197	1,951,899
MedAssets, Inc. Term Loan, 5.25%, 11/16/16	4,568,799	4,486,561
U.S. Foodservice, Inc. Term Loan (2011), 5.75%, 03/31/17	4,975,000	4,650,083

		15,922,190

SERVICES: CONSUMER - 1.7%

Barbri, Inc. (Gemini Holdings, Inc.) Term Loan, 6.00%, 06/19/17	4,500,000	4,418,460

TELECOMMUNICATIONS - 9.7%

Avaya, Inc. Term B-3 Loan, 4.81%, 10/26/17	8,433,666	7,189,701
Global Tel*Link Corp. Replacement Term Loan, 5.00%, 11/10/16	3,225,625	3,133,291
Second Lien Term Loan, 13.00%, 05/10/17	1,150,000	1,158,625
Integra Telecom Holdings, Inc. Term Loan, 9.25%, 04/15/15	1,994,949	1,892,708
Paetec Holding Corp. Initial Term Loan, 5.00%, 05/31/18	2,980,013	2,965,112
Sidera Networks, Inc. Term Loan, 5.50%, 08/26/16	4,975,000	4,814,357
U.S. TelePacific Corp. Term Loan, 5.75%, 02/23/17	4,977,577	4,773,820

		25,927,614

TRANSPORTATION: CARGO - 3.1%

Swift Transportation Co., LLC Term Loan, 6.00%, 12/21/16	4,628,488	4,498,890

	Principal Amount ($)	Value ($)

TRANSPORTATION: CARGO (continued)

YRCW Receivables LLC Term B Loan, 11.25%, 09/30/14	3,750,000	3,648,056

		8,146,946

UTILITIES: ELECTRIC - 1.8%

Calpine Corp. Term Loan, 4.50%, 04/01/18	4,975,000	4,700,703

Total US Senior Loans (Cost $365,967,625)		348,292,615

Corporate Notes and Bonds - 16.8%

AUTOMOTIVE - 0.3%

AE Escrow Corp. 9.75%, 03/15/20 (c)	1,000,000	965,000

CONSTRUCTION & BUILDING - 0.6%

Headwaters, Inc. 7.63%, 04/01/19	2,000,000	1,540,000

HEALTHCARE & PHARMACEUTICALS - 1.1%

Rural/Metro Operating Co., LLC 10.13%, 07/15/19 (c)	3,000,000	2,865,000

HOTEL, GAMING & LEISURE - 2.0%

Diamond Resorts Corp. 12.00%, 08/15/18	2,000,000	1,885,000
Palace Entertainment Holdings, LLC / Palace Entertainment Holdings Corp. 8.88%, 04/15/17 (c)	3,750,000	3,450,000

		5,335,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.4%

Cengage Learning Acquisitions, Inc. (Thomson Learning) 10.50%, 01/15/15 (c)	5,000,000	3,225,000
Reader’s Digest Association, Inc. (The) 9.50%, 02/15/17 (d)	7,700,000	5,736,500

		8,961,500

MEDIA: BROADCASTING & SUBSCRIPTION - 0.7%

Clear Channel Communications, Inc. 9.00%, 03/01/21	2,500,000	1,868,750

SERVICES: BUSINESS - 5.6%

Ceridian Corp. 11.25%, 11/15/15	1,000,000	830,000
First Data Corp. 12.63%, 01/15/21 (c)	10,000,000	7,450,000
Travelport, LLC 9.88%, 09/01/14	10,000,000	6,600,000

		14,880,000

TELECOMMUNICATIONS - 0.5%

Clearwire Communications,LLC / Clearwire Finance, Inc. 12.00%, 12/01/15 (c)	1,500,000	1,278,750

See accompanying Notes to Investment Portfolio.	3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2011 (unaudited)

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds (continued)

UTILITIES: ELECTRIC - 2.6%

Texas Competitive Electric Holdings Co., LLC (TCEH Finance, Inc.) 11.50%, 10/01/20 (c)	8,500,000	6,842,500

Total Corporate Notes and Bonds (Cost $58,771,616)		44,536,500

Total Investments-147.8% (Cost of $424,739,241) (e)		392,829,115
Other Assets & Liabilities, Net-9.9%		26,328,708
Loan Outstanding-(46.2)%		(122,704,615)
Series A Preferred Shares-(11.5)%		(30,680,000)

Net Assets (Applicable to Common Shares)-100.0%		265,773,208

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans generally hold a first lien interest and typically pay interest at rates which are periodically determined by reference to a floating base lending rate plus a spread. (Unless otherwise identified, all Senior Loans carry a variable rate of interest.) These base lending rates are generally (i) the lending rate offered by one or more European banks such as the London Interbank Offered Rate, (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate used by commercial lenders. Rate shown represents the weighted average rate at September 30, 2011. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2011, these securities amounted to $26,076,250 or 9.8% of net assets.
(d)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2011.
(e)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$238,784
Gross unrealized depreciation	(32,148,910)

Net unrealized depreciation	$(31,910,126)

4	See accompanying Notes to Investment Portfolio.

Apollo Senior Floating Rate Fund Inc.

Notes to Investment Portfolio

As of September 30, 2011 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean between the last available bid and ask price of market quotations from a nationally recognized security pricing service. Securities and assets for which market quotations are not readily available or for which the valuations provided by the primary pricing sources are believed to be unreliable are valued at fair value pursuant to procedures adopted by the Board of Directors (the “Board”) of the Fund. In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Market quotations may be deemed not to represent fair value in certain circumstances where Apollo Credit Management, LLC, the Fund’s investment adviser, reasonably believes that facts and circumstances applicable to an issuer, a seller or purchaser or the market for a particular security causes current market quotes not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, when a security trades infrequently causing a quoted purchase or sale price to become stale or in the event of a “fire sale” by a distressed seller.

If available, bank loans are priced based on valuations provided by an approved independent, third-party pricing agent or broker. If a price is not available from an independent, third-party pricing agent or broker or, if the price provided by the independent third-party pricing agent or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. These procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.

5

Apollo Senior Floating Rate Fund Inc.

Notes to Investment Portfolio (continued)

As of September 30, 2011 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the levels of the Fund’s investment securities as of September 30, 2011 are as follows:

Investments in Securities:	Total Value at September 30, 2011	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
US Senior Loans	$348,292,615	$—	$337,240,196	$11,052,419
Corporate Notes and Bonds	44,536,500	—	41,311,500	3,225,000

Total Investments	$392,829,115	$—	$378,551,696	$14,277,419

The Fund did not have any liabilities that were measured at fair value at September 30, 2011.

The Fund did not have any significant transfers in to or out of Levels 1, 2 or 3 during the current period presented. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2011.

	Total Fair Value	US Senior Loans	Corporate Notes & Bonds
Fair Value, beginning of period	$—	$—	$—
Purchases	17,226,505	12,021,505	5,205,000
Sales	(560,599)	(560,599)	—
Accrued premiums	(23,215)	(2,786)	(20,429)
Total realized gains	1,237	1,237	—
Total unrealized losses	(2,366,509)	(406,938)	(1,959,571)

Fair Value, end of period	$14,277,419	$11,052,419	$3,225,000

6

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date: 11/18/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date: 11/18/11

By (Signature and Title)	/s/ Jodi Sarsfield
Jodi Sarsfield, Treasurer and Chief Financial Officer
(principal financial officer)

Date: 11/18/11